Stock-based Compensation - Valuation assumptions (Details) - $ / shares	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Assumptions used in the Black- Scholes option-pricing model:
Per share fair value of common stock	$ 17.04	$ 17.04	$ 4.62	$ 0.62	$ 0.52
Expected volatility			73.79%	73.80%	67.40%
Expected dividends				0.00%	0.00%
Expected term (in years)			5 years 11 months 8 days	5 years 10 months 24 days	6 years 1 month 6 days
Risk-free rate	4.00%	4.00%	3.90%	3.93%	3.56%